CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of accounts receivable

Accounts receivable from the three customers with the largest receivable balances as of March 31, 2017 and 2018 are as follows:

	Percentage of
	accounts receivable
	2017	2018
	%	%

Customer A	47.9	54.9
Customer B	13.0	9.0
Customer C	12.0	9.0
Three largest receivable balances	72.9	72.9

Schedule of Revenue by Major Customers by Reporting Segments

A substantial percentage of the Group’s sales are made to four customers and are typically on an open account basis. Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2016, 2017 and 2018 are as follows:

	Year ended March 31,
	2016	2017	2018
	%	%	%

Customer A (note a)	44.1	46.0	51.4
Customer B (note a)	N/A	10.7	15.8
Customer C (note b)	12.2	11.6	10.8
Customer D (note b)	14.0	11.0	N/A
	70.3	79.3	78.0

Notes:

(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.

(b)	Sales to this customer were reported in the Electric OEM operating segment.